INCOME TAXES - Reconciliation of Beginning and Ending Balances of Total Amounts of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of year	$ 2,460	$ 2,207
Additions for current year tax positions	52	667
Currency translation	(3)
Currency translation		2
Reductions for lapses in statute of limitations	(369)	(416)
Balance as of end of year	$ 2,140	$ 2,460